Provisions - Summary of Provisions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Changes In Provisions [Line Items]
Opening balance	kr 11,706	kr 11,588
Additions	9,345	10,477
Reversal of excess amounts	(1,759)	(1,540)
Charged to income statement	7,586	8,937
Utilization/Cash out	(7,290)	(8,566)
Reclassiﬁcations	(479)	(64)
Translation differences	192	(189)
Closing balance	11,715	11,706
Provisions, current	8,204	6,779
Provisions, non-current	3,511	4,927
Restructuring [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	3,720	669
Additions	4,498	6,082
Reversal of excess amounts	(252)	(112)
Utilization/Cash out	(4,175)	(2,866)
Reclassiﬁcations	(3)	(14)
Translation differences	84	(39)
Closing balance	3,872	3,720
Provisions, current	2,993	2,865
Provisions, non-current	879	855
Customer Related Provision [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	2,857	3,093
Additions	686	481
Reversal of excess amounts	(485)	(131)
Utilization/Cash out	(748)	(541)
Reclassiﬁcations	(632)	0
Translation differences	82	(45)
Closing balance	1,760	2,857
Provisions, current	1,648	984
Provisions, non-current	112	1,873
Suppliers Related Provision [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	954	722
Additions	324	849
Reversal of excess amounts	(399)	(416)
Utilization/Cash out	(230)	(138)
Reclassiﬁcations	83	(57)
Translation differences	11	(6)
Closing balance	743	954
Provisions, current	274	346
Provisions, non-current	469	608
Warranty [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	956	678
Additions	389	831
Reversal of excess amounts	(209)	0
Utilization/Cash out	(376)	(547)
Reclassiﬁcations	0	0
Translation differences	6	(6)
Closing balance	766	956
Provisions, current	560	705
Provisions, non-current	206	251
Other [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	1,635	5,441
Additions	1,239	824
Reversal of excess amounts	(313)	(821)
Utilization/Cash out	(941)	(3,792)
Reclassiﬁcations	73	7
Translation differences	(111)	(24)
Closing balance	1,582	1,635
Provisions, current	1,096	977
Provisions, non-current	486	658
Provision for Share Based Payments [Member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	1,584	985
Additions	2,209	1,410
Reversal of excess amounts	(101)	(60)
Utilization/Cash out	(820)	(682)
Reclassiﬁcations	0	0
Translation differences	120	(69)
Closing balance	2,992	1,584
Provisions, current	1,633	902
Provisions, non-current	kr 1,359	kr 682